Derivative Instruments and Hedging Activities-Realized & Unrealized (Detail) - Forward foreign exchange contracts [Member] - Other Income [Member] - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Realized	$ (19,974)	$ (5,773)	$ 17,175
Unrealized	31,141	(35,394)	(1,315)
Total	$ 11,167	$ (41,167)	$ 15,860